Selling and Administrative Expenses - Details of Selling and Administrative Expenses (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of comprehensive income [Line Items]
Others	₩ 925,259	₩ 671,894	₩ 666,983
Selling general and administrative expenses [member]
Statement of comprehensive income [Line Items]
Salaries	354,709	387,414	294,055
Expenses related to defined benefit plans	26,872	22,859	26,449
Other employee benefits	91,396	86,757	68,402
Shipping	213,613	298,684	147,711
Fees and commissions	272,337	248,478	221,922
Depreciation	263,739	267,042	215,479
Taxes and dues	69,851	74,542	82,708
Advertising	108,315	126,335	113,547
Warranty	251,395	216,873	309,113
Insurance	15,100	16,654	12,985
Travel	17,912	6,935	8,296
Training	15,458	15,556	8,463
Others	126,022	84,323	63,821
Selling, general and administrative expenses	₩ 1,826,719	₩ 1,852,452	₩ 1,572,951